PROPERTY AND EQUIPMENT - Depreciation Charge (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Depreciation Charge [Abstract]
Charge for the year	$ 27,142	$ 23,100	$ 20,078
Discontinued Operations [Member]
Depreciation Charge [Abstract]
Charge for the year			905
Continuing Operations [Member]
Depreciation Charge [Abstract]
Charge for the year	$ 27,142	$ 23,100	$ 19,173